Cash and Cash Equivalents - Additional Information (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents [abstract]
Interest income on cash and cash equivalents (Note 5)	₱ 176	₱ 267	₱ 469